EQUITY - Schedule Of Authorized Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Issued (repurchased)
Number of Common Shares Held by the Company	64,197,815	63,417,346	63,417,346	56,307,796
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	1,509,293,641	1,432,714,261
Issued (repurchased)
Share issuance	0	79,136,155
Repurchases (in shares)	(8,932,576)	(10,782,801)
Long-term share ownership plans (in shares)	10,137,294	8,019,626
Dividend reinvestment plan and others (in shares)	222,052	206,400
Ending balance (in shares)	1,510,720,411	1,509,293,641